Document And Entity Information	Jan. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	MainStreet Bancshares, Inc.
Document, Type	8-K
Document, Period End Date	Jan. 12, 2026
Entity, Incorporation, State or Country Code	VA
Entity, File Number	001-38817
Entity, Tax Identification Number	81-2871064
Entity, Address, Address Line One	10089 Fairfax Boulevard
Entity, Address, City or Town	Fairfax
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	22030
City Area Code	703
Local Phone Number	481-4567
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001693577
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	MNSB
Security Exchange Name	NASDAQ
DepositaryShares Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	MNSBP
Security Exchange Name	NASDAQ